CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Paid-in Capital [Member]	Retained Earnings Statutory Reserves [Member]	Retained Earnings Unrestricted [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Total
BALANCE at Dec. 31, 2012	$ 17	$ 24,828	$ 401	$ 53,044	$ 25	$ 78,315
BALANCE, shares at Dec. 31, 2012	4,366,339
Shares issued for equity compensation plan	$ 1	$ 224				225
Shares issued for equity compensation plan, shares	48,750
Net income (loss)				$ 8,444		$ 8,444
Appropriations to statutory reserves			$ 408	$ (408)
Foreign currency translation adjustment					$ 805	$ 805
BALANCE at Dec. 31, 2013	$ 18	$ 25,052	$ 809	$ 61,080	$ 830	87,789
BALANCE, shares at Dec. 31, 2013	4,415,089
Shares issued for equity compensation plan	$ 1	$ 537				538
Shares issued for equity compensation plan, shares	40,000
Escrow shares cancelled	$ (1)					(1)
Escrow shares cancelled, shares	(101,374)
Net income (loss)				$ (2,288)		(2,288)
Foreign currency translation adjustment					$ (36)	(36)
Realization of foreign currency translation gain relating to disposal of a subsidiary					$ (805)	$ (805)
Reclassification of statutory reserves upon disposal of a subsidiary			$ (809)	$ 809
BALANCE at Dec. 31, 2014	$ 18	$ 25,589		$ 59,601	$ (11)	$ 85,197
BALANCE, shares at Dec. 31, 2014	4,353,715
Shares issued for equity compensation plan		239				239
Shares issued for equity compensation plan, shares	117,500
Shares to be issued on conversion of convertible notes		$ 76				76
Shares to be issued on conversion of convertible notes	51,511
Net income (loss)				$ (2,418)		(2,418)
Foreign currency translation adjustment					$ (5,258)	(5,258)
BALANCE at Dec. 31, 2015	$ 18	$ 25,904		$ 57,183	$ (5,269)	$ 77,836
BALANCE, shares at Dec. 31, 2015	4,552,726